SCHEDULE OF ACCOUNTS RECEIVABLE NET (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable	[1]	$ 37,903,617	$ 28,567,980
Provision for credit losses		(1,607,934)	(188,432)
Accounts receivable, net		$ 36,295,683	$ 28,379,548

[1]	$4,025,547 and $ 8,805,611 in accounts receivable were pledged as collateral for short-term borrowing as of December 31, 2024 and December 31, 2025 (Note 12).